Derivative Financial Instruments - Disclosure of Instruments (Details) € in Millions	Jun. 30, 2024 EUR (€)
Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 3,431
Notional amount | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	3,431
Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Notional amount | 2024
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	997
Notional amount | 2025
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	850
Notional amount | 2026
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Notional amount | 2027
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Notional amount | 2028 and beyond
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	1,584
Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(181)
Fair value | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(181)
Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Value of hedge recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 0
pay capitalized SOFR USD / receive 1.32%
Disclosure of detailed information about financial instruments [line items]
Interest rate	1.32%
pay capitalized SOFR USD / receive 1.32% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 467
pay capitalized SOFR USD / receive 1.32% | Notional amount | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	467
pay capitalized SOFR USD / receive 1.32% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized SOFR USD / receive 1.32% | Notional amount | 2024
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized SOFR USD / receive 1.32% | Notional amount | 2025
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized SOFR USD / receive 1.32% | Notional amount | 2026
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized SOFR USD / receive 1.32% | Notional amount | 2027
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized SOFR USD / receive 1.32% | Notional amount | 2028 and beyond
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	467
pay capitalized SOFR USD / receive 1.32% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(48)
pay capitalized SOFR USD / receive 1.32% | Fair value | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(48)
pay capitalized SOFR USD / receive 1.32% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized SOFR USD / receive 1.32% | Value of hedge recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 0
pay capitalized Ester / receive 0.69%
Disclosure of detailed information about financial instruments [line items]
Interest rate	0.69%
pay capitalized Ester / receive 0.69% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 850
pay capitalized Ester / receive 0.69% | Notional amount | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	850
pay capitalized Ester / receive 0.69% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.69% | Notional amount | 2024
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.69% | Notional amount | 2025
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	850
pay capitalized Ester / receive 0.69% | Notional amount | 2026
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.69% | Notional amount | 2027
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.69% | Notional amount | 2028 and beyond
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.69% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(24)
pay capitalized Ester / receive 0.69% | Fair value | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(24)
pay capitalized Ester / receive 0.69% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.69% | Value of hedge recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 0
pay capitalized Ester / receive 0.92%
Disclosure of detailed information about financial instruments [line items]
Interest rate	0.92%
pay capitalized Ester / receive 0.92% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 650
pay capitalized Ester / receive 0.92% | Notional amount | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	650
pay capitalized Ester / receive 0.92% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.92% | Notional amount | 2024
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.92% | Notional amount | 2025
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.92% | Notional amount | 2026
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.92% | Notional amount | 2027
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.92% | Notional amount | 2028 and beyond
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	650
pay capitalized Ester / receive 0.92% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(56)
pay capitalized Ester / receive 0.92% | Fair value | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(56)
pay capitalized Ester / receive 0.92% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.92% | Value of hedge recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 0
Interest Rate Swaps Pay Capitalized SOFR USD / Receive 1.02%
Disclosure of detailed information about financial instruments [line items]
Interest rate	1.02%
Interest Rate Swaps Pay Capitalized SOFR USD / Receive 1.02% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 467
Interest Rate Swaps Pay Capitalized SOFR USD / Receive 1.02% | Notional amount | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	467
Interest Rate Swaps Pay Capitalized SOFR USD / Receive 1.02% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Capitalized SOFR USD / Receive 1.02% | Notional amount | 2024
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Capitalized SOFR USD / Receive 1.02% | Notional amount | 2025
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Capitalized SOFR USD / Receive 1.02% | Notional amount | 2026
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Capitalized SOFR USD / Receive 1.02% | Notional amount | 2027
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Capitalized SOFR USD / Receive 1.02% | Notional amount | 2028 and beyond
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	467
Interest Rate Swaps Pay Capitalized SOFR USD / Receive 1.02% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(53)
Interest Rate Swaps Pay Capitalized SOFR USD / Receive 1.02% | Fair value | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(53)
Interest Rate Swaps Pay Capitalized SOFR USD / Receive 1.02% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Capitalized SOFR USD / Receive 1.02% | Value of hedge recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 0
Interest Rate Swaps Pay Capitalized Ester / Receive 3.56%
Disclosure of detailed information about financial instruments [line items]
Interest rate	3.56%
Interest Rate Swaps Pay Capitalized Ester / Receive 3.56% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 997
Interest Rate Swaps Pay Capitalized Ester / Receive 3.56% | Notional amount | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	997
Interest Rate Swaps Pay Capitalized Ester / Receive 3.56% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Capitalized Ester / Receive 3.56% | Notional amount | 2024
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	997
Interest Rate Swaps Pay Capitalized Ester / Receive 3.56% | Notional amount | 2025
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Capitalized Ester / Receive 3.56% | Notional amount | 2026
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Capitalized Ester / Receive 3.56% | Notional amount | 2027
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Capitalized Ester / Receive 3.56% | Notional amount | 2028 and beyond
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Capitalized Ester / Receive 3.56% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Capitalized Ester / Receive 3.56% | Fair value | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Capitalized Ester / Receive 3.56% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Capitalized Ester / Receive 3.56% | Value of hedge recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 0